Business Combinations (Allocation of Consideration of Assets Acquired and Liabilities Assumed) (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 20, 2014 CJOL [Member] USD ($)	Jun. 20, 2014 CJOL [Member] CNY	Jun. 20, 2014 CJOL [Member] Brand name [Member] CNY	Jun. 20, 2014 CJOL [Member] Customer relationship [Member] CNY
Business Acquisition [Line Items]
Total consideration					$ 15,720	96,804
Cash and cash equivalents						34,249
Prepayments and other current assets						6,837
Property and equipment, net						1,515
Other tangible assets acquired						861
Identifiable intangible assets							16,500	156
Goodwill	10,083	62,548	62,548	0		62,548
Total assets acquired						122,666
Salaries and welfare payable						(4,142)
Taxes payable						(2,132)
Deferred tax liability						(6,680)
Other liabilities acquired						(356)
Deferred revenues - current						(23,964)
Noncontrolling interest						(9,639)
Deemed dividend to SEEK						21,051
Total						96,804